Commitments and Contingencies	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2023
Armada Acquisition Corp I [Member]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares issued and outstanding on the date of the IPO, as well as the holders of the representative shares, Private Shares and any shares the Sponsor may receive in payment of the Extension Note, will be entitled to registration rights pursuant to an agreement signed on the effective date of the IPO. The holders of a majority of these securities (other than the holders of the representative shares) are entitled to make up to two demands that the Company registers such securities.

The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Shares and shares issued to the Sponsor in payment of the Extension Note can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 1.0% of the gross proceeds of the IPO, or $1,500,000 (and are entitled to an additional $225,000 of deferred underwriting commission payable at the time of an initial Business Combination if the underwriters’ over-allotment is exercised in full). On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in the $225,000 deferred underwriting commission to be not payable to the underwriter.

Financial Advisory Fee

The Company has engaged Cohen & Company Capital Markets, a division of J.V.B. Financial Group, LLC (“CCM”), an affiliate of a member of the Sponsor, to provide consulting and advisory services in connection with the IPO, for which it received an advisory fee equal to one (1.0) percent of the aggregate proceeds of the IPO, or $1,500,000, upon closing of the IPO. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. On August 18, 2021, the Company paid to CCM an aggregate of $1,500,000. The Company engaged CCM as a capital markets advisor in connection with the initial Business Combination for which it will earn an advisory fee of $3,000,000 payable only upon closing of the Business Combination. The Company also engaged CCM as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $8,750,000 payable only upon closing of the Business Combination.

The Company has engaged D.A. Davidson & Co. as a financial advisor and investment banker in connection with the initial Business Combination for which it will earn an advisory fee of $600,000, payable only upon closing of the Business Combination.

The Company has engaged Craig Hallum Capital Group LLC as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $500,000, payable only upon closing of the Business Combination.

The Company had engaged ICR LLC (“ICR”) to provide investor relations services in connection with the initial Business Combination for which ICR was entitled to a monthly fee of $10,400 for the period from November 2021 through December 2022 when the contract with ICR was terminated. A total of $145,600 is recorded by the Company and is due and payable to ICR upon either the termination of or the closing of the initial Business Combination. Under the contract, an additional $145,600 would be due and payable to ICR only upon the closing of the initial Business Combination.

The Company has engaged Bishop IR (“Bishop”) as an investor relations advisor in connection with the initial Business Combination for the period from June 21, 2023 through June 20, 2024 with a monthly fee of $8,000, which will increase to $12,000 upon the closing of the initial Business Combination. Either party can terminate the contract at any time upon thirty days prior notice to the other party. Upon completion of initial Business Combination, Bishop would be entitled to a success fee of $100,000 payable only upon closing of the initial Business Combination.

Business Combination Marketing Agreement

The Company engaged Northland Securities, Inc., the representative of the underwriters, as an advisor in connection with Business Combination to assist in holding meetings with the Company’s stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay the representative a cash fee for such services only upon the consummation of the initial Business Combination in an amount equal to 2.25% of the gross proceeds of the IPO, or $3,375,000. The

Company will also pay the representative a separate capital market advisory fee of $2,500,000 only upon the completion of the initial Business Combination. Additionally, the Company will pay the representative a cash fee equal to 1.0% of the total consideration payable in the proposed Business Combination if the representative introduces the Company to the target business with which the Company completes a Business Combination. On February 8, 2021, Northland purchased 87,500 shares of common stock at an average purchase price of approximately $0.0001 per share. On May 29, 2021, Northland returned these 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

We also will pay to the representative only upon the closing of the initial Business Combination, $1,030,000 due under two separate engagement letters in connection with fairness opinions delivered to our Board of Directors. An aggregate of $120,000 has already been paid under these engagement letters and expensed in the Company’s statement of operations for the fiscal year ended September 30, 2022.

Non-Redemption Agreements

On January 20, 2023, the Company and its Sponsor entered into ten agreements (the “Non-Redemption Agreements” ) with one or more third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO in connection with the upcoming Annual Meeting at which a proposal to approve an extension of time for the Company to consummate an initial business combination from February 17, 2023 to August 17, 2023 had also been submitted to the stockholders. The Non-Redemption Agreements provide for the allocation of up to 75,000 Founder Shares held by the Sponsor in exchange for such investor and/or investors agreeing to hold and not redeem certain public shares at the Meeting. Certain of the parties to the Non-Redemption Agreements are also members of the Sponsor. The Company estimated the aggregate fair value of the 713,057 Founder Shares attributable to the non-redeeming stockholders to be $1,102,909 or on average $1.55 per share. The excess of the fair value of the Founder Shares was determined to be a contribution to the Company from the Sponsor in accordance with Staff Accounting Bulletin (“SAB”) Topic 5T and an offering cost in accordance with SAB Topic 5A. Accordingly, the offering cost was recorded against additional paid-in capital. Pursuant to the Non-Redemption Agreements, the Company agreed not to satisfy any of its excise tax obligations from the interest earned on the funds held in the Trust Account.

Right of First Refusal

If the Company determines to pursue any equity, equity-linked, debt or mezzanine financing relating to or in connection with an initial Business Combination, then Northland Securities, Inc. shall have the right, but not the obligation, to act as book running manager, placement agent and/or arranger, as the case may be, in any and all such financing or financings. This right of first refusal extends from the date of the IPO until the earlier of the consummation of an initial Business Combination or the liquidation of the Trust Account if the Company fails to consummate a Business Combination during the required time period.

Purchasing Agreement

On February 23, 2023, Armada, Rezolve and YA II PN, Ltd., a Cayman Islands exempted company (“YA”) entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”), pursuant to which, among other things, upon the closing of the Business Combination, Rezolve shall have the right to issue and sell to YA up to $250 million of the ordinary shares of Rezolve during the 36 month period following the closing of the Business Combination. Rezolve will not be obligated to draw any amount under the Agreement, will control both the timing and amount of all drawdowns, and will issue stock to YA on each drawn down from the facility. Subject to closing of the Business Combination, Rezolve must file and maintain a registration statement, or multiple registration statements, for resale by YA of the shares. If the Business Combination Agreement is terminated, other than in connection with the consummation of the Business Combination, then the Purchase Agreement shall be terminated and of no further effect, without any liability of any party thereunder. Other than making appropriate disclosure of the Purchase Agreement under the Federal securities laws, the Company has no obligations under the Purchase Agreement.

On February 2, 2024, Armada, Rezolve, Rezolve AI and YA amended and restated the Purchase Agreement, (the “Amended and Restated Purchase Agreement”) to, among other things, incorporate a prepaid advance arrangement, whereby YA committed to provide Rezolve with a prepaid advance in an original principal amount of $2,500,000 (the “Prepaid Advance”). Upon execution of the Amended and Restated Purchase Agreement, $2,000,000 of the Prepaid Advance was funded to Rezolve.

Note 5 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares issued and outstanding on the date of the IPO, as well as the holders of the representative shares, Private Shares and any shares the Sponsor may receive in payment of the Extension Note, will be entitled to registration rights pursuant to an agreement signed on the effective date of the IPO. The holders of a majority of these securities (other than the holders of the representative shares) are entitled to make up to two demands that the Company registers such securities.

The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Shares and shares issued to the Sponsor in payment of the Extension Note can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 1.0% of the gross proceeds of the IPO, or $1,500,000 (and are entitled to an additional $225,000 of deferred underwriting commission payable at the time of an initial Business Combination if the underwriters’ over-allotment is exercised in full). On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in the $225,000 deferred underwriting commission to be not payable to the underwriter.

Financial Advisory Fee

The Company has engaged Cohen & Company Capital Markets, a division of J.V.B. Financial Group, LLC (“CCM”), an affiliate of a member of the Sponsor, to provide consulting and advisory services in connection with the IPO, for which it received an advisory fee equal to one (1.0) percent of the aggregate proceeds of the IPO, or $1,500,000, upon closing of the IPO. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. On August 18, 2021, the Company paid to CCM an aggregate of $1,500,000. The Company engaged CCM as a capital markets advisor in connection with the initial Business Combination for which it will earn an advisory fee of $3,000,000 payable only upon closing of the Business Combination. The Company also engaged CCM as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $8,750,000 payable only upon closing of the Business Combination.

The Company has engaged D.A. Davidson & Co. as a financial advisor and investment banker in connection with the initial Business Combination for which it will earn an advisory fee of $600,000, payable only upon closing of the Business Combination.

The Company has engaged Craig Hallum Capital Group LLC as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $500,000, payable only upon closing of the Business Combination.

The Company had engaged ICR LLC (“ICR”) to provide investor relations services in connection with the initial Business Combination for which ICR was entitled to a monthly fee of $10,400 for the period from November 2021 through December 2022 when the contract with ICR was terminated. A total of $145,600 is recorded by the Company and is due and payable to ICR upon either the termination of or the closing of the initial Business Combination. Under the contract, an additional $145,600 would be due and payable to ICR only upon the closing of the initial Business Combination.

The Company has engaged Bishop IR (“Bishop”) as an investor relations advisor in connection with the initial Business Combination for the period from June 21, 2023 through June 20, 2024 with a monthly fee of $8,000, which will increase to $12,000 upon the closing of the initial Business Combination. Either party can terminate the contract at any time upon thirty days prior notice to the other party. Upon completion of initial Business Combination, Bishop would be entitled to a success fee of $100,000 payable only upon closing of the initial Business Combination.

Business Combination Marketing Agreement

The Company engaged Northland Securities, Inc., the representative of the underwriters, as an advisor in connection with Business Combination to assist in holding meetings with the Company’s stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay the representative a cash fee for such services only upon the consummation of the initial Business Combination in an amount equal to 2.25% of the gross proceeds of the IPO, or $3,375,000. The Company will also pay the representative a separate capital market advisory fee of $2,500,000 only upon the completion of the initial Business Combination. Additionally, the Company will pay the representative a cash fee equal to 1.0% of the total consideration payable in the proposed Business Combination if the representative introduces the Company to the target business with which the Company completes a Business Combination. On February 8, 2021, Northland purchased 87,500 shares of common stock at an average purchase price of approximately $0.0001 per share. On May 29, 2021, Northland returned these 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

We also will pay to the representative only upon the closing of the initial Business Combination, $1,030,000 due under two separate engagement letters in connection with fairness opinions delivered to our Board of Directors. An aggregate of $120,000 has already been paid under these engagement letters and expensed in the Company’s statement of operations for the fiscal year ended September 30, 2022.

Non-Redemption Agreements

On January 20, 2023, the Company and its Sponsor entered into ten agreements (the “Non-Redemption Agreements” ) with one or more third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO in connection with the upcoming Annual Meeting at which a proposal to approve an extension of time for the Company to consummate an initial business combination from February 17, 2023 to August 17, 2023 had also been submitted to the stockholders. The Non-Redemption Agreements provide for the allocation of up to 75,000 Founder Shares held by the Sponsor in exchange for such investor and/or investors agreeing to hold and not redeem certain public shares at the Meeting. Certain of the parties to the Non-Redemption Agreements are also members of the Sponsor. The Company estimated the aggregate fair value of the 713,057 Founder Shares attributable to the non-redeeming stockholders to be $1,102,909 or on average $1.55 per share. The excess of the fair value of the Founder Shares was determined to be a contribution to the Company from the Sponsor in accordance with Staff Accounting Bulletin (“SAB”) Topic 5T and an offering cost in accordance with SAB Topic 5A. Accordingly, the offering cost was recorded against additional paid-in capital. Pursuant to the Non-Redemption Agreements, the Company agreed not to satisfy any of its excise tax obligations from the interest earned on the funds held in the Trust Account.

Right of First Refusal

If the Company determines to pursue any equity, equity-linked, debt or mezzanine financing relating to or in connection with an initial Business Combination, then Northland Securities, Inc. shall have the right, but not the obligation, to act as book running manager, placement agent and/or arranger, as the case may be, in any and all such financing or financings. This right of first refusal extends from the date of the IPO until the earlier of the consummation of an initial Business Combination or the liquidation of the Trust Account if the Company fails to consummate a Business Combination during the required time period.

Purchasing Agreement

On February 23, 2023, Armada, Rezolve and YA II PN, Ltd., a Cayman Islands exempted company (“YA”) entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”), pursuant to which, among other things, upon the closing of the Business Combination, Rezolve shall have the right to issue and sell to YA up to $250 million of the ordinary shares of Rezolve during the 36 month period following the closing of the Business Combination. Rezolve will not be obligated to draw any amount under the Agreement, will control both the timing and amount of all drawdowns, and will issue stock to YA on each drawn down from the facility. Subject to closing of the Business Combination, Rezolve must file and maintain a registration statement, or multiple registration statements, for resale by YA of the shares. If the Business Combination Agreement is terminated, other than in connection with the consummation of the Business Combination, then the Purchase Agreement shall be terminated and of no further effect, without any liability of any party thereunder. Other than making appropriate disclosure of the Purchase Agreement under the Federal securities laws, the Company has no obligations under the Purchase Agreement.

On February 2, 2024, Armada, Rezolve, Rezolve AI and YA amended and restated the Purchase Agreement, (the “Amended and Restated Purchase Agreement”) to, among other things, incorporate a prepaid advance arrangement, whereby YA committed to provide Rezolve with a prepaid advance in an original principal amount of $2,500,000 (the “Prepaid Advance”). Upon execution of the Amended and Restated Purchase Agreement, $2,000,000 of the Prepaid Advance was funded to Rezolve.

Note 5 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares issued and outstanding on the date of the IPO, as well as the holders of the representative shares, Private Shares and any shares the Sponsor may receive in payment of the Extension Note, will be entitled to registration rights pursuant to an agreement signed on the effective date of the IPO. The holders of a majority of these securities (other than the holders of the representative shares) are entitled to make up to two demands that the Company registers such securities.

The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Shares and shares issued to the Sponsor in payment of the Extension Note can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 1.0% of the gross proceeds of the IPO, or $1,500,000 (and are entitled to an additional $225,000 of deferred underwriting commission payable at the time of an initial Business Combination if the underwriters’ over-allotment is exercised in full). On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in the $225,000 deferred underwriting commission to be not payable to the underwriter.

Financial Advisory Fee

The Company has engaged Cohen & Company Capital Markets, a division of J.V.B. Financial Group, LLC (“CCM”), an affiliate of a member of the Sponsor, to provide consulting and advisory services in connection with the IPO, for which it received an advisory fee equal to one (1.0) percent of the aggregate proceeds of the IPO, or $1,500,000, upon closing of the IPO. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. On August 18, 2021, the Company paid to CCM an aggregate of $1,500,000. The Company engaged CCM as a capital markets advisor in connection with the initial Business Combination for which it will earn an advisory fee of $3,000,000 payable only upon closing of the Business Combination. The Company also engaged CCM as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $8,750,000 payable only upon closing of the Business Combination.

The Company has engaged D.A. Davidson & Co. as a financial advisor and investment banker in connection with the initial Business Combination for which it will earn an advisory fee of $600,000, payable only upon closing of the Business Combination.

The Company has engaged Craig Hallum Capital Group LLC as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $500,000, payable only upon closing of the Business Combination.

The Company had engaged ICR LLC (“ICR”) to provide investor relations services in connection with the initial Business Combination for which ICR was entitled to a monthly fee of $10,400 for the period from November 2021 through December 2022 when the contract with ICR was terminated. A total of $145,600 is recorded by the Company and is due and payable to ICR upon either the termination of or the closing of the initial Business Combination. Under the contract, an additional $145,600 would be due and payable to ICR only upon the closing of the initial Business Combination.

The Company has engaged Bishop IR (“Bishop”) as an investor relations advisor in connection with the initial Business Combination for the period from June 21, 2023 through June 20, 2024 with a monthly fee of $8,000, which will increase to $12,000 upon the closing of the initial Business Combination. Either party can terminate the contract at any time upon thirty days prior notice to the other party. Upon completion of initial Business Combination, Bishop would be entitled to a success fee of $100,000 payable only upon closing of the initial Business Combination.

Business Combination Marketing Agreement

The Company engaged Northland Securities, Inc., the representative of the underwriters, as an advisor in connection with Business Combination to assist in holding meetings with the Company’s stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay the representative a cash fee for such services only upon the consummation of the initial Business Combination in an amount equal to 2.25% of the gross proceeds of the IPO, or $3,375,000. The

Company will also pay the representative a separate capital market advisory fee of $2,500,000 only upon the completion of the initial Business Combination. Additionally, the Company will pay the representative a cash fee equal to 1.0% of the total consideration payable in the proposed Business Combination if the representative introduces the Company to the target business with which the Company completes a Business Combination. On February 8, 2021, Northland purchased 87,500 shares of common stock at an average purchase price of approximately $0.0001 per share. On May 29, 2021, Northland returned these 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

We also will pay to the representative only upon the closing of the initial Business Combination, $1,030,000 due under two separate engagement letters in connection with fairness opinions delivered to our Board of Directors. An aggregate of $120,000 has already been paid under these engagement letters and expensed in the Company’s statement of operations for the fiscal year ended September 30, 2022.

Non-Redemption Agreements

On January 20, 2023, the Company and its Sponsor entered into ten agreements (the “Non-Redemption Agreements” ) with one or more third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO in connection with the upcoming Annual Meeting at which a proposal to approve an extension of time for the Company to consummate an initial business combination from February 17, 2023 to August 17, 2023 had also been submitted to the stockholders. The Non-Redemption Agreements provide for the allocation of up to 75,000 Founder Shares held by the Sponsor in exchange for such investor and/or investors agreeing to hold and not redeem certain public shares at the Meeting. Certain of the parties to the Non-Redemption Agreements are also members of the Sponsor. The Company estimated the aggregate fair value of the 713,057 Founder Shares attributable to the non-redeeming stockholders to be $1,102,909 or on average $1.55 per share. The excess of the fair value of the Founder Shares was determined to be a contribution to the Company from the Sponsor in accordance with Staff Accounting Bulletin (“SAB”) Topic 5T and an offering cost in accordance with SAB Topic 5A. Accordingly, the offering cost was recorded against additional paid-in capital. Pursuant to the Non-Redemption Agreements, the Company agreed not to satisfy any of its excise tax obligations from the interest earned on the funds held in the Trust Account.

Right of First Refusal

If the Company determines to pursue any equity, equity-linked, debt or mezzanine financing relating to or in connection with an initial Business Combination, then Northland Securities, Inc. shall have the right, but not the obligation, to act as book running manager, placement agent and/or arranger, as the case may be, in any and all such financing or financings. This right of first refusal extends from the date of the IPO until the earlier of the consummation of an initial Business Combination or the liquidation of the Trust Account if the Company fails to consummate a Business Combination during the required time period.

Purchasing Agreement

On February 23, 2023, Armada, Rezolve and YA II PN, Ltd., a Cayman Islands exempted company (“YA”) entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”), pursuant to which, among other things, upon the closing of the Business Combination, Rezolve shall have the right to issue and sell to YA up to $250 million of the ordinary shares of Rezolve during the 36 month period following the closing of the Business Combination. Rezolve will not be obligated to draw any amount under the Agreement, will control both the timing and amount of all drawdowns, and will issue stock to YA on each drawn down from the facility. Subject to closing of the Business Combination, Rezolve must file and maintain a registration statement, or multiple registration statements, for resale by YA of the shares. If the Business Combination Agreement is terminated, other than in connection with the consummation of the Business Combination, then the Purchase Agreement shall be terminated and of no further effect, without any liability of any party thereunder. Other than making appropriate disclosure of the Purchase Agreement under the Federal securities laws, the Company has no obligations under the Purchase Agreement.

On February 2, 2024, Armada, Rezolve, Rezolve AI and YA amended and restated the Purchase Agreement, (the “Amended and Restated Purchase Agreement”) to, among other things, incorporate a prepaid advance arrangement, whereby YA committed to provide Rezolve with a prepaid advance in an original principal amount of $2,500,000 (the “Prepaid Advance”). Upon execution of the Amended and Restated Purchase Agreement, $2,000,000 of the Prepaid Advance was funded to Rezolve.

Note 4 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares issued and outstanding on the date of the IPO, as well as the holders of the representative shares, Private Shares and any shares the Sponsor may receive in payment of the Extension Note, will be entitled to registration rights pursuant to an agreement signed on the effective date of the IPO. The holders of a majority of these securities (other than the holders of the representative shares) are entitled to make up to two demands that the Company registers such securities.

The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Shares and shares issued to the Sponsor in payment of the Extension Note can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 1.0% of the gross proceeds of the IPO, or $1,500,000 (and are entitled to an additional $225,000 of deferred underwriting commission payable at the time of an initial Business Combination if the underwriters’ over-allotment is exercised in full). On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in the $225,000 deferred underwriting commission to be not payable to the underwriter.

Financial Advisory Fee

The Company has engaged Cohen & Company Capital Markets, a division of J.V.B. Financial Group, LLC (“CCM”), an affiliate of a member of the Sponsor, to provide consulting and advisory services in connection with the IPO, for which it received an advisory fee equal to one (1.0) percent of the aggregate proceeds of the IPO, or $1,500,000, upon closing of the IPO. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. On August 18, 2021, the Company paid to CCM in aggregate of $1,500,000. The Company engaged CCM as a capital markets advisor in connection with the initial Business Combination for which it will earn an advisory fee of $3,000,000 payable only upon closing of the Business Combination. The Company also engaged CCM as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $8,750,000 payable only upon closing of the Business Combination.

The Company has engaged D.A. Davidson & Co. as a financial advisor and investment banker in connection with the initial Business Combination for which it will earn an advisory fee of $600,000, payable only upon closing of the Business Combination.

The Company has engaged Craig Hallum Capital Group LLC as a financial advisor in connection with the initial Business Combination for which it will earn an advisory fee of $500,000, payable only upon closing of the Business Combination.

The Company had engaged ICR LLC (“ICR”) to provide investor relations services in connection with the initial Business Combination for which ICR was entitled to a monthly fee of $10,400 for the period from November 2021 through December 2022 when the contract with ICR was terminated. A total of $145,600 is recorded by the Company and is due and payable to ICR upon either the termination of or the closing of the initial Business Combination. Under the contract, an additional $145,600 would be due and payable to ICR only upon the closing of the initial Business Combination.

The Company has engaged Bishop IR (“Bishop”) as an investor relations advisor in connection with the initial Business Combination for the period from June 21, 2023 through June 20, 2024 with a monthly fee of $8,000 which will increase to $12,000 upon the closing of the initial Business Combination. Either party can terminate the contract at any time upon thirty days prior notice to the other party. Upon completion of initial Business Combination, Bishop would be entitled to a success fee of $100,000 payable only upon closing of the initial Business Combination.

Business Combination Marketing Agreement

The Company engaged Northland Securities, Inc., the representative of the underwriters, as an advisor in connection with Business Combination to assist in holding meetings with the Company’s stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay the representative a cash fee for such services only upon the consummation of the initial Business Combination in an amount equal to 2.25% of the gross proceeds of the IPO, or $3,375,000. The Company will also pay the representative a separate capital market advisory fee of $2,500,000 only upon the completion of the initial Business Combination. Additionally, the Company will pay the representative a cash fee equal to 1.0% of the total consideration payable in the proposed Business Combination if the representative introduces the Company to the target business with which the Company completes a Business Combination. On February 8, 2021, Northland purchased 87,500 shares of common stock at an average purchase price of approximately $0.0001 per share. On May 29, 2021, Northland returned these 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

We also will pay to the representative only upon the closing of the initial Business Combination, $1,030,000 due under two separate engagement letters in connection with fairness opinions delivered to our Board of Directors. An aggregate of $120,000 has already been paid under these engagement letters and expensed in the Company’s statement of operations for the fiscal year ended September 30, 2022.

Non-Redemption Agreements

On January 20, 2023, the Company and its Sponsor entered into ten agreements (the “Non-Redemption Agreements” ) with one or more third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO in connection with the upcoming Annual Meeting at which a proposal to approve an extension of time for the Company to consummate an initial business combination from February 17, 2023 to August 17, 2023 had also been submitted to the stockholders. The Non-Redemption Agreements provide for the allocation of up to 75,000 Founder Shares held by the Sponsor in exchange for such investor and/or investors agreeing to hold and not redeem certain public shares at the Meeting. Certain of the parties to the Non-Redemption Agreements are also members of the Sponsor. The Company estimated the aggregate fair value of the 713,057 Founder Shares attributable to the non-redeeming stockholders to be $1,102,909 or on average $1.55 per share. The excess of the fair value of the Founder Shares was determined to be a contribution to the Company from the Sponsor in accordance with Staff Accounting Bulletin (“SAB”) Topic 5T and an offering cost in accordance with SAB Topic 5A. Accordingly, the offering cost was recorded against additional paid-in capital. Pursuant to the Non-Redemption Agreements, the Company agreed not to satisfy any of its excise tax obligations from the interest earned on the funds held in the Trust Account.

Right of First Refusal

If the Company determines to pursue any equity, equity-linked, debt or mezzanine financing relating to or in connection with an initial Business Combination, then Northland Securities, Inc. shall have the right, but not the obligation, to act as book running manager, placement agent and/or arranger, as the case may be, in any and all such financing or financings. This right of first refusal extends from the date of the IPO until the earlier of the consummation of an initial Business Combination or the liquidation of the Trust Account if the Company fails to consummate a Business Combination during the required time period.

Purchasing Agreement

On February 23, 2023, Armada, Rezolve and YA II PN, Ltd., a Cayman Islands exempted limited partnership (“YA”) entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”), pursuant to which, among other things, upon the closing of the Business Combination, Rezolve shall have the right to issue and sell to YA up to $250 million of the ordinary shares of Rezolve during the 36 month period following the closing of the Business Combination. Rezolve will not be obligated to draw any amount under the Agreement, will control both the timing and amount of all drawdowns, and will issue stock to YA on each drawn down from the facility. Subject to closing of the Business Combination, Rezolve must file and maintain a registration statement, or multiple registration statements, for resale by YA of the shares. If the Business Combination Agreement is terminated, other than in connection with the consummation of the Business Combination, then the Purchase Agreement shall be terminated and of no further effect, without any liability of any party thereunder. Other than making appropriate disclosure of the Purchase Agreement under the Federal securities laws, the Company has no obligations under the Purchase Agreement.